Condensed Consolidated and Combined Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income	$ 383	$ 402	$ 1,967	$ 2,293	$ 13,897
Adjustments to reconcile Net income from continuing operations to Cash from (used for) operating activities
Depreciation and amortization of property, plant, and equipment	61	56	228	225	222
Amortization of intangible assets	96	103	405	400	408
Net periodic postretirement benefit plan (income) expense	(101)	3
Postretirement plan contributions	(91)	(6)
Gain on fair value remeasurement of contingent consideration			(65)	0	0
Provision for income taxes	163	131	563	600	652
Share-based compensation	24	19
Cash paid during the year for income taxes	(102)	(203)	(851)	(615)	(809)
Cash paid during the year for interest	(42)	0
Changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions:
Receivables	(22)	(139)	(231)	(1,336)	(221)
Due from related parties	5	(5)	13	157	21
Inventories	(122)	(244)	(402)	(435)	100
Contract and other deferred assets	12	(34)	(222)	23	(57)
Accounts payable	87	319	481	263	(113)
Due to related parties	6	16	(33)	(21)	(94)
Contract liabilities	119	77	138	(21)	312
All other operating activities	(8)	(27)	161	92	139
Cash from (used for) operating activities	468	468
Cash flows – investing activities
Additions to property, plant, and equipment	(143)	(100)	(310)	(242)	(237)
Dispositions of property, plant, and equipment	0	3	4	15	16
Additions to internal-use software			0	(6)	(22)
Purchases of businesses, net of cash acquired	(127)	0	0	(1,481)	(78)
All other investing activities	4	(3)	(92)	(47)	(2)
Cash from (used for) investing activities	(266)	(100)
Cash flows – financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)	(9)	2	9	(7)	(10)
Newly issued debt, net of debt issuance costs (maturities longer than 90 days)	2,000	0	8,198	5	4
Repayments and other reductions (maturities longer than 90 days)	(6)	(1)	(3)	(10)	(10)
Net transfers (to) from GE	(1,317)	(391)	(8,934)	(238)	(2,098)
All other financing activities	5	(30)	(92)	(13)	(52)
Cash from (used for) financing activities	673	(420)
Effect of foreign currency rate changes on cash, cash equivalents, and restricted cash	8	(3)	(3)	(34)	14
Increase (decrease) in cash, cash equivalents, and restricted cash	883	(55)	890	(451)	143
Cash, cash equivalents, and restricted cash at beginning of year	1,451	561	561	1,012	869
Less cash, cash equivalents, and restricted cash of discontinued operations at December 31			0	0	0
Cash, cash equivalents, and restricted cash as of ending of year	$ 2,334	$ 506	1,451	561	1,012
Supplemental disclosure of cash flows information
Cash paid during the year for interest			0	(21)	(46)
Non-cash investing and financing activities
Purchase of property, plant, and equipment included in accounts payable			43	29	(26)
Continuing Operations [Member]
Net income			1,949	2,275	2,058
Changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions:
Cash from (used for) operating activities			2,134	1,607	2,618
Cash flows – investing activities
Cash from (used for) investing activities			(398)	(1,761)	(323)
Cash flows – financing activities
Cash from (used for) financing activities			(822)	(263)	(2,166)
Discontinued Operations [Member]
Net income			18	18	11,839
Changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions:
Cash from (used for) operating activities			(21)	0	(931)
Cash flows – investing activities
Cash from (used for) investing activities			0	0	20,309
Cash flows – financing activities
Cash from (used for) financing activities			$ 0	$ 0	$ (19,378)